Equity and Other Equity Items - Additional Information (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2020 JPY (¥) shares	Mar. 31, 2019 JPY (¥) shares	Mar. 31, 2018 JPY (¥) shares	Jan. 08, 2019 shares
Equity [Line Items]
Treasury shares (in shares)	18,608,000	10,226,000	13,379,000
Issuance of new shares (in shares)	11,350,000	770,303,000
Issuance of new shares | ¥	¥ 49,076	¥ 3,131,342	¥ 25,320
Shire
Equity [Line Items]
Equity issued for acquisition (in shares)		770,303,000		770,303,013
Share capital
Equity [Line Items]
Issuance of new shares | ¥	24,538	¥ 1,565,671	12,711
Share premium
Equity [Line Items]
Issuance of new shares | ¥	¥ 24,538	¥ 1,565,671	¥ 12,609
ESOP and BIP Trust
Equity [Line Items]
Treasury shares (in shares)	18,353,000	9,976,000
Treasury shares acquired (in shares)	12,343,000
Treasury shares sold (in shares)	3,966,000
Master Trust Bank of Japan, Ltd.
Equity [Line Items]
Treasury shares acquired (in shares)	49,009,000,000
Master Trust Bank of Japan, Ltd. | Share capital
Equity [Line Items]
Issuance of new shares (in shares)	11,350,000
Issuance of new shares | ¥	¥ 24,505
Master Trust Bank of Japan, Ltd. | Share premium
Equity [Line Items]
Issuance of new shares | ¥	¥ 24,505